SUMMARY OF VALUATION ALLOWANCE FOR DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning balance	$ 5,031,657	$ 26,629,179	$ 8,160,611
Addition (deduction) during the year	(507,897)	(21,927,117)	18,676,456
Foreign currency translation adjustment	(222,947)	329,595	(207,888)
Ending balance	$ 4,300,813	$ 5,031,657	$ 26,629,179